Investments in Unconsolidated Real Estate Entities (Details) - Corporate Joint Venture			12 Months Ended
	Nov. 30, 2020 USD ($)	Aug. 15, 2019 USD ($) extension	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 24, 2020 USD ($)
Preferred Equity Investment
Real Estate [Line Items]
Preferred equity investment value issued			$ 27,580,148
Lector85
Real Estate [Line Items]
Investment, preferred special return paid upon redemption		$ 200,000
Equity in earnings			1,223,221	$ 272,805
Lector85 | Milhaus, LLC
Real Estate [Line Items]
Construction loan			34,000,000
Preferred equity investment face value		$ 9,300,000
Number of extensions | extension		1
Preferred investment, redemption extension period		12 months
Lector85 | Preferred Equity Investment
Real Estate [Line Items]
Preferred equity investment value issued			9,900,000
Vernon Boulevard
Real Estate [Line Items]
Equity in earnings			852,047
Vernon Boulevard | Preferred Equity Investment
Real Estate [Line Items]
Preferred equity investment value issued			15,000,000
Vernon Boulevard | Preferred Equity Investment | Co Investor
Real Estate [Line Items]
Preferred equity investment value issued			40,000,000
Vernon Boulevard | Preferred Equity Investment | Foreign Fund
Real Estate [Line Items]
Preferred equity investment value issued			62,000,000
Astoria Multifamily Apartments
Real Estate [Line Items]
Construction loan					$ 225,000,000
Expected development costs					$ 342,000,000
Riverfront Investment
Real Estate [Line Items]
Construction loan	$ 55,400,000
Debt instrument equity value	15,300,000
Development costs	102,600,000
Equity in earnings			38,118
Riverfront Investment | Preferred Equity Investment
Real Estate [Line Items]
Preferred equity investment face value	15,091,649
Preferred equity investment value issued			$ 2,680,148
Riverfront Investment | Common Equity Investment
Real Estate [Line Items]
Preferred equity investment face value	$ 16,800,000